Consolidated Balance Sheets - USD ($)	Dec. 31, 2017	Dec. 31, 2016
Assets
Cash and due from banks	$ 10,690,396	$ 10,943,344
Federal funds sold and overnight deposits	31,963,105	18,670,942
Total cash and cash equivalents	42,653,501	29,614,286
Securities held-to-maturity (HTM) (fair value $48,796,000 at December 31, 2017 and $51,035,000 at December 31, 2016)	48,824,965	49,886,631
Securities available-for-sale (AFS)	38,450,653	33,715,051
Restricted equity securities, at cost	1,703,650	2,755,850
Loans held-for-sale	1,037,287	0
Loans	502,864,651	487,249,226
Allowance for loan losses (ALL)	(5,438,099)	(5,278,445)
Deferred net loan costs	318,651	310,130
Net loans	497,745,203	482,280,911
Bank premises and equipment, net	10,344,177	10,830,556
Accrued interest receivable	2,051,918	1,818,510
Bank owned life insurance (BOLI)	4,721,782	4,625,406
Core deposit intangible	0	272,691
Goodwill	11,574,269	11,574,269
Other real estate owned (OREO)	284,235	394,000
Other assets	7,653,955	9,885,504
Total assets	667,045,595	637,653,665
Deposits:
Demand, non-interest bearing	117,245,565	104,472,268
Interest-bearing transaction accounts	132,633,533	118,053,360
Money market funds	93,392,005	79,042,619
Savings	97,516,284	86,776,856
Time deposits, $250,000 and over	18,909,898	19,274,880
Other time deposits	100,937,695	97,115,049
Total deposits	560,634,980	504,735,032
Borrowed funds	3,550,000	31,550,000
Repurchase agreements	28,647,848	30,423,195
Capital lease obligations	381,807	483,161
Junior subordinated debentures	12,887,000	12,887,000
Accrued interest and other liabilities	3,008,106	3,123,760
Total liabilities	609,109,741	583,202,148
Shareholders' Equity
Preferred stock, 1,000,000 shares authorized, 25 shares issued and outstanding ($100,000 liquidation value)	2,500,000	2,500,000
Common stock - $2.50 par value; 15,000,000 shares authorized, 5,322,320 and 5,269,053 shares issued at December 31, 2017 and 2016, respectively (including 13,039 and 15,022 shares issued February 1, 2018 and 2017, respectively)	13,305,800	13,172,633
Additional paid-in capital	31,639,189	30,825,658
Retained earnings	13,387,739	10,666,782
Accumulated other comprehensive loss	(274,097)	(90,779)
Less: treasury stock, at cost; 210,101 shares at December 31, 2017 and 2016	(2,622,777)	(2,622,777)
Total shareholders' equity	57,935,854	54,451,517
Total liabilities and shareholders' equity	$ 667,045,595	$ 637,653,665
Book value per common share outstanding	$ 10.84	$ 10.27